CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Cash flows from operating activities:
Net income/ (loss)	¥ (204,043)	$ (29,178)	¥ 790,589	¥ 1,952,554
Adjustments to reconcile net income/(loss) to net cash provided by/ (used for) operating activities
Depreciation of fixed assets	138,300	19,782	147,946	275,155
Amortization of intangible assets	75,634	10,816	95,595	179,380
Amortization of licensed copyrights	6,137,566	877,660	7,488,646	7,087,769
Amortization and impairment of produced content	6,912,583	988,486	5,892,927	6,548,911
Provision/(reversal) of credit losses	22,321	3,192	(13,347)	30,225
Unrealized foreign exchange loss/(gain)	(245,936)	(35,168)	35,267	28,025
Gain on disposal of fixed assets	(5,956)	(852)	(19,459)	(16,361)
Loss/(gain) on disposal of subsidiaries or business	0	0	22,265	(89,571)
Accretion on convertible senior notes and others	260,707	37,281	311,236	331,967
Barter transaction revenue	(449,810)	(64,322)	(901,638)	(417,630)
Share-based compensation	403,425	57,689	544,395	636,732
Share of losses/(gains) from equity method investments	4,375	626	(17,790)	51,249
Fair value change and impairment of long-term investments	71,937	10,287	176,221	340,042
Deferred income tax expense/(benefit)	2,763	395	(24,360)	(1,008)
Other non-cash expense/(income)	35,273	5,044	(59,337)	(227,353)
Changes in operating assets and liabilities
Accounts receivable	(350,341)	(50,098)	6,993	193,305
Amounts due from related parties	26,828	3,836	(14,515)	(280,042)
Licensed copyrights	(4,858,452)	(694,749)	(6,529,740)	(6,381,628)
Produced content	(6,779,279)	(969,424)	(7,218,469)	(6,901,691)
Prepayments and other assets	(1,446,680)	(206,872)	699,289	(34,876)
Accounts payable	322,196	46,073	703,957	(288,128)
Amounts due to related parties	460,213	65,810	256,647	37,841
Customer advances and deferred revenue	(243,227)	(34,781)	30,478	141,098
Accrued expenses and other liabilities	4,511	645	76,242	173,550
Other non-current liabilities	(189,144)	(27,047)	(369,981)	(17,915)
Net cash provided by operating activities	105,801	15,131	2,110,057	3,351,600
Cash flows from investing activities:
Acquisition of fixed assets	(95,808)	(13,700)	(79,319)	(36,971)
Acquisition of intangible assets	(28,828)	(4,122)	(93,719)	(67,937)
Purchase of long-term investments	(2,000)	(286)	(37,790)	(178,522)
Proceeds from disposal of long-term investments	99,359	14,208	61,009	109,791
Film investments made as passive investor	(5,114)	(731)	(14,400)	(17,600)
Proceeds from film investments as passive investor	16,076	2,299	13,512	20,689
Loans provided to related parties	(812,632)	(116,205)	(2,316,239)	(1,472,600)
Purchases of held-to-maturity debt securities	(67,363)	(9,633)	(510,000)	0
Maturities of held-to-maturity debt securities	33,464	4,785	510,000	0
Purchases of available-for-sale debt securities	(430,000)	(61,489)	(438,000)	(1,890,450)
Maturities of available-for-sale debt securities	1,077,000	154,009	443,000	1,769,297
Other investing activities	(111,589)	(15,957)	17,076	24,788
Net cash used for investing activities	(327,435)	(46,822)	(2,444,870)	(1,739,515)
Cash flows from financing activities:
Repayments from loans from related parties	0	0	0	(650,000)
Proceeds from short-term loans	2,587,380	369,990	4,952,608	4,633,238
Repayments of short-term loans	(3,881,626)	(555,065)	(4,732,857)	(4,412,667)
Proceeds from long-term loans	3,449,616	493,289	1,120,332	99,990
Repayments of long-term loans	(547,171)	(78,244)	(15,500)	0
Proceeds from issuance of convertible senior notes, net of issuance costs	2,490,035	356,070	0	4,415,401
Repayments or redemption of convertible senior notes	(2,813,569)	(402,335)	(2,914,233)	(11,735,964)
Acquisition of noncontrolling interests in a subsidiary	0	0	(26,819)	0
Proceeds from issuance of ordinary shares in the follow-on offering, net of issuance costs	0	0	0	3,391,277
Proceeds from exercise of share options	347	50	41,067	69,844
Finance lease payments	0	0	(18,256)	(27,666)
Dividends paid to noncontrolling interest shareholders	(19,455)	(2,782)	(22,503)	(44,525)
Proceeds from other financing activities	95,814	13,701	339,023	0
Repayment for other financing activities	(296,937)	(42,461)	(92,983)	(24,000)
Net cash provided by/(used for) financing activities	1,064,434	152,213	(1,370,121)	(4,285,072)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(55,393)	(7,924)	14,657	92,039
Net increase/(decrease) in cash, cash equivalents and restricted cash	787,407	112,598	(1,690,277)	(2,580,948)
Cash, cash equivalents and restricted cash at the beginning of the year	3,590,331	513,411	5,280,608	7,861,556
Cash, cash equivalents and restricted cash at the end of the year	4,377,738	626,009	3,590,331	5,280,608
Supplemental disclosures of cash flow information:
Cash paid for interest	628,071	89,813	678,069	784,242
Cash paid for income taxes	104,323	14,918	78,487	34,719
Acquisition of fixed assets included in accounts payable	138,778	19,845	95,597	6,869
Reconciliation of cash and cash equivalents and restricted cash:
Cash and cash equivalents	4,354,275	$ 622,653	3,529,679	4,434,525
Restricted cash	23,123		0	6,120
Long-term restricted cash	340		60,652	839,963
Total cash and cash equivalents and restricted cash shown in the statements of cash flows	¥ 4,377,700		¥ 3,590,331	¥ 5,280,608